Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Miscellaneous Noncurrent Liabilities [Abstract]
Employee Long-Term Incentives	$ 103	$ 41
Pension and Other Post-Employment Benefit Plan (Note 29)	73	75
Other	19	39
Other Liabilities	$ 195	$ 155	$ 158